SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2015
SUBSEQUENT EVENTS [Text Block]
11.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date of the issuance of the financial statements.

On April 30, 2015 the Company closed a non-brokered private placement (the "Financing") raising gross proceeds of CAD $2,208,110 (approximately USD $1,825,937) by the issuance of 849,273 units (each a "Unit") at a price of CAD $2.60 per Unit (USD $2.15 per Unit). Each Unit consists of one (1) common share and one half of one (1/2) common share purchase warrant (each a "Warrant"). Each whole Warrant entitles the holder thereof to purchase one additional common share of the Company at a price of approximately CAD $3.62 per share (USD $3.00 per share) for a period of thirty-six (36) months from the closing date of the Financing.

The Company paid a cash finder’s fee of CAD101,494 (USD $84,074) in connection with this Financing, as well as 27,396 finder’s warrants (the "Finder’s Warrants"). Each Finder’s Warrant entitles the holder thereof to purchase one additional common share of the Company at a price of CAD $3.62 per share (USD $3.00 per share) for a period of thirty-six (36) months from the closing date of the Financing.

On April 29, 2015, 14,400 finder’s warrants were exercised for gross proceeds of CAD $14,400.